UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21687

Fiduciary/Claymore Dynamic Equity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Fiduciary/Claymore Dynamic Equity Fund

Portfolio of Investments

August 31, 2006 (unaudited)

Number of Shares		Value
	Long-Term Investments - 86.5%
	Common Stocks - 86.5%
	Consumer Discretionary - 8.5%
9,800	Best Buy Co., Inc.	$460,600
31,500	Federated Department Stores, Inc.	1,196,370
24,500	Harrah’s Entertainment, Inc.	1,527,820
26,700	Home Depot, Inc. (The)	915,543
33,400	Lennar Corp. - Class A	1,497,656
45,800	Lowe’s Cos., Inc.	1,239,348
46,900	MGM Mirage (a)	1,673,392
12,300	Nordstrom, Inc.	459,405

		8,970,134

	Consumer Staples - 3.7%
56,200	CVS Corp.	1,885,510
32,800	Procter & Gamble Co.	2,030,320

		3,915,830

	Energy - 6.8%
26,300	B.J. Services Co.	902,353
15,800	Baker Hughes, Inc.	1,124,644
24,900	Chevron Corp.	1,603,560
14,700	Schlumberger, Ltd.	901,110
15,600	Valero Energy Corp.	895,440
73,600	Williams Cos., Inc.	1,812,768

		7,239,875

	Financials - 17.9%
66,500	Bank of America Corp.	3,422,755
13,400	Bear Stearns Cos., Inc. (The)	1,746,690
31,900	CIT Group, Inc.	1,437,414
19,000	Citigroup, Inc.	937,650
12,400	Goldman Sachs Group, Inc.	1,843,260
17,900	Legg Mason, Inc.	1,633,554
50,400	Lehman Brothers Holdings, Inc.	3,216,024
61,500	Wachovia Corp.	3,359,745
39,800	Wells Fargo & Co.	1,383,050

		18,980,142

	Health Care - 11.5%
26,100	Amgen, Inc. (a)	1,772,973
32,150	Coventry Health Care, Inc. (a)	1,743,816
20,600	Genentech, Inc. (a)	1,699,912
30,300	Medtronic, Inc.	1,421,070
96,300	Pfizer, Inc.	2,654,028
36,100	UnitedHealth Group, Inc.	1,875,395
14,600	Zimmer Holdings, Inc. (a)	992,800

		12,159,994

	Industrial - 16.0%
35,800	Burlington Northern Santa Fe Corp.	2,396,810
41,900	Caterpillar, Inc.	2,780,065
12,200	Deere & Co.	952,820
26,400	FedEx Corp.	2,667,192
65,000	General Electric Co.	2,213,900
65,800	Honeywell International, Inc.	2,547,776
8,200	Union Pacific Corp.	658,870
43,800	United Technologies Corp.	2,746,698

		16,964,131

	Information Technology - 17.3%
42,700	Apple Computer, Inc. (a)	2,897,195
94,500	BEA Systems, Inc. (a)	1,297,485
55,400	Broadcom Corp. - Class A (a)	1,630,976
63,700	Corning, Inc. (a)	1,416,688
63,100	Microsoft Corp.	1,621,039
126,200	Motorola, Inc.	2,950,556
67,300	Qualcomm, Inc.	2,535,191
28,000	Symantec Corp. (a)	521,920
31,600	Tellabs, Inc. (a)	322,004
95,300	Texas Instruments, Inc.	3,105,827

		18,298,881

	Telecommunication Services - 4.8%
51,700	Alltel Corp.	2,802,657
43,300	Verizon Communications, Inc.	1,523,294
53,453	Windstream Corp.	705,580

		5,031,531

	Total Long-Term Investments - 86.5% (Cost $97,171,873)	$91,560,518

Contracts (100 shares per contract)	Call Options Purchased (a)	Expiration Date	Exercise Price	Value
	Call Options Purchased - 14.6%
150	Amgen, Inc.	January 2008	$50.00	$336,000
200	Apple Computer, Inc.	January 2009	40.00	700,000
350	B.J. Services Co.	January 2007	17.50	595,000
144	Baker Hughes, Inc.	January 2007	25.00	668,160
70	Bear Stearns Cos., Inc. (The)	January 2008	80.00	393,400
250	Broadcom Corp. (b)	January 2007	16.63	495,000
100	Burlington Northern Santa Fe Corp.	January 2008	40.00	288,000
300	Caterpillar, Inc.	January 2007	35.00	951,000
600	Cisco Systems, Inc.	January 2007	12.50	588,000
200	Corning, Inc.	January 2008	12.50	221,000
276	CVS Corp.	January 2007	10.00	652,740
300	Federated Department Stores, Inc.	January 2007	20.00	546,000
225	Genentech, Inc.	January 2007	50.00	753,750
100	Goldman Sachs Group, Inc.	January 2007	70.00	795,500
200	Honeywell International, Inc.	January 2008	20.00	382,000
150	Legg Mason, Inc.	January 2007	90.00	126,750
174	Lehman Brothers Holdings, Inc.	January 2007	25.00	679,470
300	Lowes Cos., Inc.	January 2008	20.00	264,000
150	Medtronic, Inc.	January 2008	30.00	280,500
420	MGM Mirage	January 2007	20.00	676,200
300	Microsoft Corp.	January 2007	17.00	268,500
325	Motorola, Inc.	January 2007	12.50	359,125
100	Phelps Dodge Corp.	January 2008	47.50	438,000
400	Qualcomm, Inc.	January 2007	25.00	534,000
100	Schlumberger Ltd.	January 2008	27.50	350,000
400	Sprint Nextel Corp.	January 2008	15.00	158,000
200	Texas Instruments, Inc.	January 2008	15.00	371,000
318	United Technologies Corp.	January 2009	40.00	817,260
190	UnitedHealth Group, Inc.	January 2007	25.00	522,500
260	Valero Energy Corp.	January 2007	32.50	663,000
250	Walt Disney Co. (The)	January 2008	20.00	271,250
300	Williams Cos., Inc.	January 2008	15.00	318,000

	Total Call Options Purchased (Cost $15,038,873)			15,463,105

	Total Investments - 101.1% (Cost $112,210,746)			107,023,623
	Other Assets in excess of Liabilities - 1.7%			1,815,377
	Total Options Written - (2.8%)			(3,017,200)

	Net Assets - 100.0%			$105,821,800

(a)	Non-income producing security.

(b)	Each contract represents 150 shares.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Value
517	Alltel Corp.	October 2006	$60.00	$10,340
130	Amgen, Inc.	October 2006	72.50	8,450
281	Amgen, Inc.	October 2006	70.00	39,340
181	Apple Computer, Inc.	September 2006	70.00	19,005
215	Apple Computer, Inc.	October 2006	75.00	34,400
231	Apple Computer, Inc.	October 2006	70.00	75,075
96	B.J. Services Co.	October 2006	37.50	7,200
34	B.J. Services Co.	January 2007	40.00	4,675
483	B.J. Services Co.	January 2007	37.50	102,638
144	Baker Hughes, Inc.	October 2006	85.00	3,960
158	Baker Hughes, Inc.	January 2007	85.00	28,835
172	Bank of America Corp.	November 2006	52.50	20,640
148	Bank of America Corp.	January 2007	55.00	9,250
708	BEA Systems, Inc.	January 2007	15.00	56,640
70	Bear Stearns Cos., Inc. (The)	October 2006	145.00	4,900
66	Bear Stearns Cos., Inc. (The)	January 2007	150.00	15,840
68	Bear Stearns Cos., Inc. (The)	January 2007	145.00	24,820
98	Best Buy Co., Inc.	October 2006	50.00	13,230
710	Broadcom Corp.	November 2006	32.50	117,150
240	Burlington Northern Santa Fe Corp.	October 2006	70.00	37,200
218	Burlington Northern Santa Fe Corp.	January 2007	75.00	47,415
93	Caterpillar, Inc.	October 2006	72.50	6,975
479	Caterpillar, Inc.	November 2006	75.00	35,925
25	Caterpillar, Inc.	January 2007	75.00	4,187
237	Chevron Corp.	December 2006	70.00	24,885
600	Cisco Systems, Inc.	October 2006	22.50	36,000
172	CIT Group, Inc.	October 2006	50.00	6,020
147	CIT Group, Inc.	January 2007	50.00	18,375
190	Citigroup, Inc.	October 2006	50.00	17,100
291	Corning, Inc.	November 2006	25.00	21,825
546	Corning, Inc.	January 2007	25.00	70,980
133	Coventry Health Care, Inc.	October 2006	60.00	5,985
188	Coventry Health Care, Inc.	January 2007	60.00	36,190
838	CVS Corp.	November 2006	35.00	77,515
122	Deere & Co.	October 2006	80.00	26,840
615	Federated Department Stores, Inc.	November 2006	40.00	92,250
139	FedEx Corp.	October 2006	110.00	20,155
378	Genentech, Inc.	December 2006	85.00	143,640
650	General Electric Co.	September 2006	35.00	4,875
6	Goldman Sachs Group, Inc.	October 2006	160.00	945
118	Goldman Sachs Group, Inc.	January 2007	160.00	60,770
100	Goldman Sachs Group, Inc.	January 2007	155.00	71,500
82	Harrah’s Entertainment, Inc.	November 2006	70.00	6,970
82	Harrah’s Entertainment, Inc.	November 2006	65.00	18,245
56	Home Depot, Inc. (The)	November 2006	40.00	700
211	Home Depot, Inc. (The)	November 2006	35.00	28,485
200	Honeywell International, Inc.	September 2006	40.00	3,000
165	Honeywell International, Inc.	December 2006	42.50	9,075
329	Honeywell International, Inc.	December 2006	40.00	44,415
233	Legg Mason, Inc.	October 2006	95.00	56,503
82	Legg Mason, Inc.	November 2006	95.00	31,980
399	Lehman Brothers Holdings, Inc.	October 2006	70.00	23,940
167	Lennar Corp.	November 2006	55.00	5,845
167	Lennar Corp.	November 2006	50.00	19,205
300	Lowe’s Cos., Inc.	October 2006	32.50	3,000
305	Lowe’s Cos., Inc.	October 2006	30.00	6,862
153	Lowe’s Cos., Inc.	April 2007	30.00	20,655
301	Medtronic, Inc.	November 2006	50.00	27,843
152	Medtronic, Inc.	November 2006	47.50	29,640
889	MGM Mirage	December 2006	40.00	102,235
860	Microsoft Corp.	January 2007	27.50	51,600
956	Motorola, Inc.	January 2007	25.00	119,500
123	Nordstrom, Inc.	October 2006	40.00	8,302
480	Pfizer, Inc.	December 2006	27.50	62,400
100	Phelps Dodge Corp.	October 2006	95.00	32,000
287	Procter & Gamble Co.	January 2007	65.00	34,440
263	Qualcomm, Inc.	October 2006	45.00	4,603
400	Qualcomm, Inc.	October 2006	42.50	18,000
410	Qualcomm, Inc.	October 2006	40.00	43,050
100	Schlumberger, Ltd.	September 2006	65.00	4,250
147	Schlumberger, Ltd.	October 2006	67.50	14,700
400	Sprint Nextel Corp.	November 2006	20.00	4,000
280	Symantec Corp.	January 2007	20.00	28,000
476	Texas Instruments, Inc.	October 2006	35.00	26,180
200	Texas Instruments, Inc.	October 2006	32.50	31,000
41	Union Pacific Corp.	November 2006	85.00	9,430
41	Union Pacific Corp.	January 2007	90.00	8,917
533	United Technologies Corp.	November 2006	65.00	82,615
456	UnitedHealth Group, Inc.	December 2006	55.00	92,340
95	UnitedHealth Group, Inc.	January 2007	55.00	24,938
416	Valero Energy Corp.	December 2006	62.50	117,520
217	Verizon Communications, Inc.	January 2007	37.50	11,392
216	Verizon Communications, Inc.	January 2007	35.00	32,940
308	Wachovia Corp.	October 2006	57.50	15,400
307	Wachovia Corp.	January 2007	57.50	44,515
250	Walt Disney Co. (The)	October 2006	30.00	18,750
322	Wells Fargo & Co.	October 2006	37.50	4,025
38	Wells Fargo & Co.	October 2006	35.00	3,420
38	Wells Fargo & Co.	January 2007	37.50	1,995
300	Williams Companies, Inc.	November 2006	25.00	39,000
456	Williams Companies, Inc.	January 2007	27.50	38,760
280	Williams Companies, Inc.	January 2007	25.00	51,800
109	Zimmer Holdings, Inc.	December 2006	70.00	34,880

	Total Call Options Written (Premiums received $3,948,004)			$3,017,200

(a)	Non-income producing security.

Country Allocation*
United States	100.0%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2006.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore Dynamic Equity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 25, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	October 25, 2006